Statement of Cash Flows	12 Months Ended
Dec. 31, 2021
Non Cash Transactions [Abstract]
Statement of Cash Flows
48.	Statement of Cash Flows

(1)	Significant non-cash transactions for the years ended December 31, 2019, 2020, and 2021 are as follows:

Transactions		2019	2020	2021
		In millions of won
Transfer from construction-in-progress to other assets	￦	14,052,094	10,189,527	12,902,589
Recognition of asset retirement cost and related provision for decommissioning costs		2,425,668	895,507	2,356,805
Transfer from provision for disposal of spent nuclear fuel to accrued expenses		376,103	395,921	455,401
Transfer from long-term borrowings and debt securities to current portion of long-term borrowings and debt securities		7,759,284	9,237,883	11,109,271
Transfer from inventory to stored nuclear fuel		1,129,374	1,055,974	908,842
Transfer of right-of-use assets due to change in accounting policy and others		5,364,647	291,334	78,213

(2)	Changes in liabilities incurred from financing activities for the years ended December 31, 2020, and 2021 are as follows:

		2020
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings and debt securities	￦	67,876,541	2,538,787	—	(690,747)	69,724,581
Lease liabilities		5,070,133	(613,977)	275,686	(110,746)	4,621,096

	￦	72,946,674	1,924,810	275,686	(801,493)	74,345,677

		2021
				Non-cash changes
		Beginning balance	Cash flows	Increase	Effect of exchange rate fluctuations and others	Ending balance
		In millions of won
Borrowings and debt securities	￦	69,724,581	9,653,394	—	1,151,538	80,529,513
Lease liabilities		4,621,096	(572,036)	73,090	288,353	4,410,503

	￦	74,345,677	9,081,358	73,090	1,439,891	84,940,016